Schedule of Investments
March 31, 2024 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 56.28%

Apparel & Textile - 4.75%
Crown Crafts, Inc.	47,733		243,438
Culp, Inc. (2)	300,955		1,444,584

			1,688,022

Banks & Thrifts - 3.00%
Hope Bancorp, Inc.	11,007		126,691
OP Bancorp	52,036		519,320
PCB Bancorp	25,757		420,612

			1,066,623

Construction & Fabrication - 8.67%
Gulf Island Fabrication, Inc. (2)	409,552		3,010,207
Preformed Line Products Co.	550		70,769

			3,080,976

Energy - 9.59%
Bristow Group, Inc. (2)	52,239		1,420,901
Dorian LPG Ltd.	18,170		698,818
Sabine Royalty Trust	593		37,709
SEACOR Marine Holdings, Inc. (2)	63,136		880,116
Select Water Solutions, Inc.	39,953		368,766

			3,406,310

Fire, Marine, & Casualty Insurance - 0.01%
Employers Holdings, Inc. (2)	100		4,539

Furniture & Fixtures - 2.37%
Ethan Allen Interiors, Inc.	6,353		219,623
Flexsteel Industries, Inc.	3,214		119,882
Hooker Furnishings Corp.	20,920		502,289

			841,794

Industrial Metals - 2.07%
Friedman Industries, Inc.	14,431		270,437
Universal Stainless & Alloy Products, Inc. (2)	20,791		466,134

			736,571

Insurance - 1.77%
First Acceptance Corp. (2)	242,498		630,495

Power Equipment - 6.10%
AstroNova, Inc. (2)	6,183		110,181
Graham Corp. (2)	18,085		493,359
Hurco Cos., Inc.	69,873		1,408,640
Powell Industries, Inc.	1,080		153,684

			2,165,864

Real Estate - 0.62%
Getty Realty Corp.	4,207		115,061
Potlatch Deltic Corp.	1,700		79,934
Regency Affiliates, Inc.	3,255		15,225
Tejon Ranch Co. (2)	200		3,082
The St Joe Co. (2)	100		5,797

			219,099

Residential Construction - 0.22%
Tri Pointe Homes, Inc. (2)	2,000		77,320

Retail - 5.45%
Shoe Carnival, Inc.	2,000		73,280
The Buckle, Inc.	13,729		552,867
Weyco Group, Inc.	41,066		1,309,184

			1,935,331

Savings Institutions, Not Federal - 0.01%
Provident Bancorp, Inc. (2)	300		2,730

Technology - 3.07%
Benchmark Electronics, Inc.	5,000		150,050
Coda Octopus Group, Inc. (2)	45,121		260,348
Daktronics, Inc. (2)	59,822		595,827
Ultralife Corp. (2)	9,562		84,241

			1,090,466

Textile Mill Products - 4.72%
Unifi, Inc. (2)	280,213		1,678,476

Transportation - 3.31%
AerSale Corp. (2)	1,000		7,180
Heartland Express, Inc.	26,682		318,583
Kirby Corp. (2)	1,000		95,320
StealthGas, Inc. (2)	127,217		755,669

			1,176,752

Wholesale-Farm Product (Raw Meat) - 0.54%
Seaboard Corp. (2)	60		193,435

Total Common Stock	(Cost $ 12,611,378)		19,994,803

Closed-End & Exchange Traded Funds - 2.64%

Barings Participation Investor (4)	4,378		70,573
Sprott Gold Miners ETF (2) (4)	17,100		433,314
Sprott Junior Gold Miners ETF (2) (4)	13,822		434,275

Total Exchange-Traded Funds	(Cost $ 683,586)		938,162

Money Market Registered Investment Companies - 40.90%

First American Government Obligation Fund Class Z 5.19% (3)	13,530,158		13,530,158
Invesco Government & Agency Portolio Institutional Class 5.22% (3)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 14,530,158)		14,530,158

Total Investments - 99.82%	(Cost $ 27,825,122)		35,463,123

Liabilities in Excess of Other Assets -- .18%			64,915

Total Net Assets - 100.00%			35,528,038

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$35,463,123	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$35,463,123		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at March 28, 2024
(4) Exchange-traded fund.